Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings
Schedule of borrowings
€ millions	2021	2020
2019 convertible bonds (2,500 notes at €100,000 par value)	234	229
2020 convertible bonds (3,000 notes at €100,000 par value)	255	245
2021 convertible bonds "A" (6,000 notes at €100,000 par value)	544	-
2021 convertible bonds "B" (5,000 notes at €100,000 par value)	431	-
Senior notes	440	-
Bank loan	300	-
Borrowings - non-current	2,204	474

2019 convertible bonds (2,500 notes at €100,000 par value)	6	6
2020 convertible bonds (3,000 notes at €100,000 par value)	4	3
2021 convertible bonds "B" (5,000 notes at €100,000 par value)	3	-
Senior notes	24	-
Borrowings - current	37	9

Borrowings - total	2,241	483

Schedule of convertible bonds

€ millions	2021	2020
Opening balance	483	229

Proceeds from issue of 2020 convertible bond	-	300
Proceeds from issue of 2021 convertible bond "A"	609	-
Proceeds from issue of 2021 convertible bond "B"	500	-
Proceeds from loan	300	-
Transaction costs	(15)	(6)
Net proceeds	1,394	294

Additions from business combinations (Senior notes)	447	-
Amount classified as equity (net of transaction costs)	(139)	(51)
Accrued interest	60	19
Interest paid	(35)	(8)
Foreign exchange movements	31	-
Closing balance	2,241	483